Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Non-current Assets [Abstract]
Disclosure of information for cash-generating units [text block]
	As of December 31,
in 000€	2019	2018	2017
CGU: MAT NV SAM BE	3,241	3,241	3,241
CGU: e-Prototypy	800	794	818
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,683	4,467	4,504
CGU: MAT NV Manufacturing (Metal)	177	177	177
CGU: Engimplan	2,461	−	−
Total	20,174	17,491	17,552

Disclosure of reconciliation of changes in goodwill [text block]
in 000€	Gross	Impair-ment	Total
At January 1, 2017	8,964	(104)	8,860
Additions	8,812	−	8,812
Impairment	−	−	−
Currency translation	(120)	−	(120)
At December 31, 2017	17,656	(104)	17,552
Additions	−	−	−
Currency translation	(61)	−	(61)
At December 31, 2018	17,595	(104)	17,491
Additions	2,639	−	2,639
Currency translation	44	−	44
At December 31, 2019	20,278	(104)	20,174